Annual Operating Expenses - FidelitySeriesTreasuryBillIndexFund-PRO - FidelitySeriesTreasuryBillIndexFund-PRO - Fidelity Series Treasury Bill Index Fund - Fidelity Series Treasury Bill Index Fund	Jun. 29, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none